Defined Benefit Plans - Summary of Amounts Recognized in Statement of Financial Positions (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	€ 3,098	€ 4,604
Fair value of plan assets	(3,083)	(4,717)
Surplus Deficit In Plan	15	(112)
Present value of wholly unfunded obligations	394	3,937
Ending Balance	409	3,824	€ 4,593
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	3,098	4,604
Fair value of plan assets	(3,083)	(4,717)
Surplus Deficit In Plan	15	(112)
Present value of wholly unfunded obligations	210	3,660
Ending Balance	225	3,547	4,318
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of wholly or partly funded obligations	0
Fair value of plan assets	0
Present value of wholly unfunded obligations	184	277
Ending Balance	€ 184	€ 277	€ 275